Income and Expenses - Schedule of Operating Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	SFr (22,224)	SFr (9,568)	SFr (9,337)
General and Administrative Expenses	(11,064)	(4,624)	(3,992)
Operating expenses	(33,288)	(14,192)	(13,329)
Personnel Expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(4,608)	(4,407)	(3,826)
General and Administrative Expenses	(4,449)	(2,416)	(1,771)
Operating expenses	(9,057)	(6,823)	(5,597)
Payroll
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(4,313)	(4,189)	(3,612)
General and Administrative Expenses	(3,939)	(2,306)	(1,657)
Operating expenses	(8,252)	(6,495)	(5,269)
Share-based Compensation
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(295)	(218)	(214)
General and Administrative Expenses	(510)	(110)	(114)
Operating expenses	(804)	(328)	(328)
Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(17,616)	(5,161)	(5,510)
General and Administrative Expenses	(6,615)	(2,208)	(2,221)
Operating expenses	(24,231)	(7,369)	(7,732)
External Service Providers
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(17,205)	(4,786)	(5,154)
General and Administrative Expenses	(2,294)	(1,681)	(1,744)
Operating expenses	(19,499)	(6,467)	(6,898)
Other Operating Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(184)	(189)	(167)
General and Administrative Expenses	(4,249)	(478)	(438)
Operating expenses	(4,433)	(667)	(606)
Depreciation of PPE
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(111)	(78)	(89)
General and Administrative Expenses	(20)	(10)	(15)
Operating expenses	(132)	(88)	(104)
Depreciation of Right-of-Use Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research and Development Expenses	(116)	(108)	(99)
General and Administrative Expenses	(52)	(39)	(24)
Operating expenses	SFr (167)	SFr (147)	SFr (124)